Financial assets and liabilities	12 Months Ended
Dec. 31, 2020
Financial assets and liabilities
Financial assets and liabilities

20. Financial assets and liabilities

The Group’s net debt was as follows:

	At December 31,
	2020	2019
	$'m	$'m
Loan notes	6,483	5,529
Other borrowings	378	381
Net borrowings	6,861	5,910
Cash and cash equivalents	(1,267)	(614)
Derivative financial instruments used to hedge foreign currency and interest rate risk	105	32
Net debt	5,699	5,328

The Group’s net borrowings of $6,861 million (2019:  $5,910 million) are classified as non-current liabilities of $6,764 million (2019:  $5,815 million) and current liabilities of $97 million (2019:  $95 million) in the consolidated statement of financial position at December 31, 2020.

At December 31, 2020, the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Undrawn
Facility	Currency	drawable	date	type	Amount drawn		amount
		Local			Local
		currency			currency	$'m	$'m
		m			m
5.250% Senior Secured Notes	USD	700	30-Apr-25	Bullet	700	700	–
4.125% Senior Secured Notes	USD	1,215	15-Aug-26	Bullet	1,215	1,215	–
2.125% Senior Secured Notes	EUR	439	15-Aug-26	Bullet	439	539	–
2.125% Senior Secured Notes	EUR	790	15-Aug-26	Bullet	790	969	–
6.000% Senior Notes	USD	800	15-Feb-25	Bullet	800	826	–
4.750% Senior Notes	GBP	400	15-Jul-27	Bullet	400	546	–
5.250% Senior Notes	USD	800	15-Aug-27	Bullet	800	800	–
5.250% Senior Notes	USD	1,000	15-Aug-27	Bullet	1,000	1,000	–
Global Asset Based Loan Facility	USD	599	07-Dec-22	Revolving	–	–	599
Lease obligations	Various	–		Amortising	–	366	–
Other borrowings/credit lines	Various	–	Rolling	Amortising	–	14	1
Total borrowings / undrawn facilities						6,975	600
Deferred debt issue costs and bond discounts/bond premium						(114)	–
Net borrowings / undrawn facilities						6,861	600
Cash and cash equivalents						(1,267)	1,267
Derivative financial instruments used to hedge foreign currency and interest rate risk						105	–
Net debt / available liquidity						5,699	1,867

Net debt includes the fair value of associated derivative financial instruments that are used to hedge foreign exchange and interest rate risks relating to Group borrowings.

A number of the Group’s borrowing agreements contain certain covenants that restrict the Group’s flexibility in certain areas such as incurrence of additional indebtedness (primarily maximum borrowings to Adjusted EBITDA and a minimum Adjusted EBITDA to interest expense), payment of dividends and incurrence of liens. The Global Asset Based Loan Facility is subject to a fixed charge coverage ratio covenant if 90% or more of the facility is drawn. The facility also includes cash dominion, representations, warranties, events of default and other covenants that are generally of a nature customary for such facilities.

At December 31, 2019, the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Undrawn
Facility	Currency	drawable	date	type	Amount drawn		amount
		Local			Local	$'m	$'m
		currency			currency
		m			m
2.750% Senior Secured Notes	EUR	741	15-Mar-24	Bullet	741	832	–
4.250% Senior Secured Notes	USD	695	15-Sep-22	Bullet	695	695	–
2.125% Senior Secured Notes	EUR	439	15-Aug-26	Bullet	439	493	–
4.125% Senior Secured Notes	USD	500	15-Aug-26	Bullet	500	500	–
4.750% Senior Notes	GBP	400	15-Jul-27	Bullet	400	528	–
6.000% Senior Notes	USD	1,700	15-Feb-25	Bullet	1,700	1,708	–
5.250% Senior Notes	USD	800	15-Aug-27	Bullet	800	800	–
Global Asset Based Loan Facility	USD	663	07-Dec-22	Revolving	–	–	663
Lease obligations	Various	–		Amortizing	–	364	–
Other borrowings/credit lines	EUR/USD	–	Rolling	Amortizing	–	22	1
Total borrowings / undrawn facilities						5,942	664
Deferred debt issue costs and bond premium						(32)	–
Net borrowings / undrawn facilities						5,910	664
Cash and cash equivalents						(614)	614
Derivative financial instruments used to hedge foreign currency and interest rate risk						32	–
Net debt / available liquidity						5,328	1,278

The following table summarizes movement in the Group’s net debt:

	2020	2019
	$'m	$'m
Net increase in cash and cash equivalents per consolidated statement of cash flows	(653)	(84)
Increase/(decrease) in net borrowings and derivative financial instruments	1,024	(2,050)
Increase/(decrease) in net debt	371	(2,134)
Net debt at January 1,	5,328	7,462
Net debt at December 31,	5,699	5,328

The increase in net borrowings and derivative financial instruments primarily includes proceeds from borrowings of $4.1 billion (2019:  $1.8 billion), repayments of borrowings of $3.3 billion (2019:  $4.1 billion), a fair value loss on derivative financial instruments used to hedge foreign currency and interest rate risk of $0.1 billion (2019:  gain of $0.1 billion), foreign exchange loss on borrowings of $0.2 billion (2019: loss of $0.1 billion) and movements in lease obligations of $nil (2019:  $0.3 billion), partly offset by an increase to cash and cash equivalents of $0.7 billion (2019:  increase of $0.1 billion).

Maturity Profile

The maturity profile of the Group’s Senior Secured Notes and Senior Notes is as follows:

	At December 31,
	2020	2019
	$'m	$'m
Within one year or on demand	—	—
Between one and three years	—	695
Between three and five years	1,526	832
Greater than five years	5,069	4,029
Total Senior Secured Notes and Senior Notes	6,595	5,556

The maturity profile of the Group’s total borrowings is as follows:

	At December 31,
	2020	2019
	$'m	$'m
Within one year or on demand	97	95
Between one and three years	113	802
Between three and five years	1,588	900
Greater than five years	5,177	4,145
Total borrowings	6,975	5,942
Deferred debt issue costs and bond discounts/bond premium	(114)	(32)
Net Borrowings	6,861	5,910

The maturity profile of the contractual undiscounted cash flows related to the Group’s lease liabilities is as follows:

	2020	2019
	$'m	$'m
Not later than one year	99	88
Later than one year and not later than five years	212	219
Later than five years	152	159
	463	466

The table below analyzes the Group’s financial liabilities (including interest payable) into relevant maturity groupings based on the remaining period at the reporting date to the contractual maturity date. The amounts disclosed in the table are the contracted undiscounted cash flows.

		Derivative	Trade and
		financial	other
	Borrowings	instruments	payables
At December 31, 2020	$'m	$'m	$'m
Within one year or on demand	402	104	1,449
Between one and three years	714	26	—
Between three and five years	2,112	—	—
Greater than five years	5,467	—	—

		Derivative	Trade and
		financial	other
	Borrowings	instruments	payables
At December 31, 2019	$'m	$'m	$'m
Within one year or on demand	363	17	1,519
Between one and three years	1,328	9	—
Between three and five years	1,345	35	—
Greater than five years	4,426	—	—

The carrying amount and fair value of the Group’s borrowings excluding lease obligations are as follows:

	Carrying value
		Deferred debt
	Amount	issue costs and
	drawn	premium	Total	Fair value
At December 31, 2020	$'m	$'m	$'m	$'m
Loan notes	6,595	(112)	6,483	6,784
Global Asset Based Loan Facility and other borrowings	14	(2)	12	14
	6,609	(114)	6,495	6,798

	Carrying value
		Deferred debt
	Amount	issue costs and
	drawn	premium	Total	Fair value
At December 31, 2019	$'m	$'m	$'m	$'m
Loan notes	5,556	(27)	5,529	5,752
Global Asset Based Loan Facility and other borrowings	22	(5)	17	22
	5,578	(32)	5,546	5,774

Financing activity

2020

On April 8, 2020, the Group issued $500 million 5.250% Senior Secured Notes due 2025 and on April 9, 2020, the Group issued $200 million add-on 5.250% Senior Secured Notes due 2025. Net proceeds from the issuance of the notes were used to redeem in full a $300 million term loan credit facility on April 8, 2020 and for general corporate purposes.

On June 2, 2020, the Group issued $1,000 million 5.250% Senior Notes due 2027. The notes are non-fungible mirror notes to the $800 million 5.250% Senior Notes due 2027, issued in August, 2019. The net proceeds from the issuance of the notes were used to repurchase, by means of a tender and consent offer, approximately $900 million of the $1,700 million 6.000% Senior Notes due 2025, together with applicable redemption premium and accrued interest.

On June 4, 2020, the Group issued $715 million add-on 4.125% Senior Secured Notes due 2026. The notes are an add-on to the $500 million 4.125% Senior Secured Notes due 2026, issued in August, 2019. Proceeds from the issuance of the notes, net of expenses, were used to redeem in full the $695 million 4.250% Senior Secured Notes due 2022, together with applicable redemption premium and accrued interest.

On June 10, 2020, the Group issued €790 million 2.125% Senior Secured Notes due 2026. The notes are non-fungible mirror notes to the 2.125% Senior Secured Notes due 2026, issued in August, 2019. Proceeds from the issuance of the notes, net of expenses, were used to redeem in full the €741 million 2.750% Senior Secured Notes due 2024, together with applicable redemption premium and accrued interest.

On October 23, 2020, the Group launched a consent solicitation for consents from holders of the £400m 4.750% Senior Notes due 2027, to approve certain amendments to the Notes indentures. On November 4, 2020, the Group obtained majority consents in connection with this consent solicitation.

Lease obligations at December 31, 2020, of $366 million primarily reflect $86 million of new lease liabilities and $9 million of unfavorable foreign currency movements, partly offset by $93 million of principal repayments in the year ended December 31, 2020.

At December 31, 2020 the Group had $599 million available under the Global Asset Based Loan Facility.

2019

On August 12, 2019, the Group issued €440 million 2.125% Senior Secured Notes due 2026, $500 million 4.125% Senior Secured Notes due 2026, and $800 million 5.250% Senior Notes due 2027. The net proceeds from the issuance of these notes were used to redeem on August 13, 2019 the $1,650 million 7.250% Senior Notes due 2024 and to pay applicable redemption premiums and accrued interest in accordance with their terms.

Following the completion of the combination of its Food & Specialty Metal Packaging business with the business of Exal, on October 31, 2019, the Group issued tender offers, at par, in respect of its $715 million 4.250% Senior Secured Notes due 2022, €750 million 2.750% Senior Secured Notes due 2024, €440 million 2.125% Senior Secured Notes due 2026 and $500 million 4.125% Senior Secured Notes due 2026. Following the expiration of the offer on November 28, 2019 notice was given to repurchase the following amounts, $20 million of the $715 million 4.250% Senior Secured Notes due 2022, €9 million of the €750 million 2.750% Senior Secured Notes due 2024, and €1 million of the €440 million 2.125% Senior Secured Notes due 2026. On December 2, 2019, in accordance with the terms of the offer, the redemptions were completed.

On November 14, 2019, the Group redeemed $1,000 million 4.625% Senior Secured Notes due 2023 and €440 million 4.125% Senior Secured Notes due 2023 and paid the applicable redemption premiums and accrued interest in accordance with their terms.

On November 29, 2019, the Group redeemed €750 million 6.750% Senior Notes due 2024 and paid the applicable redemption premium and accrued interest in accordance with their terms.

Lease obligations of $364 million primarily reflect increases related to $349 million lease liabilities due to initial adoption of IFRS 16 as of January 1, 2019, as well as $169 million of new lease liabilities, partly offset by $84 million of lease liabilities divested at October 31, 2019, $78 million of principal repayments in continuing operations and $14 million of principal repayments in discontinued operation in the year ended December 31, 2019.

As at December 31, 2019, the Group had $663 million available under the Global Asset Based Loan Facility. During 2019, the Group reduced the facility size from $850 million to $700 million as a result of the disposal of the Food & Specialty Metal Packaging business.

Effective interest rates

The effective interest rates of borrowings at the reporting date are as follows:

	2020			2019
	USD	EUR	GBP	USD	EUR	GBP
5.250% Senior Secured Notes due 2025	5.32%	—	—	—	—	—
4.125% Senior Secured Notes due 2026	4.32%	—	—	4.37%	—	—
2.125% Senior Secured Notes due 2026	—	2.33%	—	—	2.33%	—
2.125% Senior Secured Notes due 2026	—	3.29%	—
6.000% Senior Notes due 2025	5.97%	—	—	6.14%	—	—
4.750% Senior Notes due 2027	—	—	4.99%	—	—	4.99%
5.250% Senior Notes due 2027	5.50%	—	—	5.50%	—	—
5.250% Senior Notes due 2027	6.42%	—	—	—	—	—
2.750% Senior Secured Notes due 2024	—	—	—	—	2.92%	—
4.250% Senior Secured Notes due 2022	—	—	—	4.52%	—	—
	Various Currencies
Lease obligations		5.27%			4.77%

The carrying amounts of the Group’s net borrowings are denominated in the following currencies:

	At December 31,
	2020	2019
	$'m	$'m
Euro	1,549	1,411
U.S. dollar	4,687	3,909
British pound	583	559
Other	42	31
	6,861	5,910

The Group has the following undrawn borrowing facilities:

	At December 31,
	2020	2019
	$'m	$'m
Expiring within one year	1	1
Expiring beyond one year	599	663
	600	664

Fair value methodology

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments:

Level 1Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices).

Fair values are calculated as follows:

(i)

Senior secured and senior notes - The fair value of debt securities in issue is based on valuation techniques in which all significant inputs are based on observable market data and represent Level 2 inputs. In the year ended December 31, 2019 the classification for all senior secured and senior notes was changed from Level 1 to Level 2 based on management’s assessment that quoted prices in the market for such debt securities are not regularly available.

(ii)

Global Asset Based Loan facility and other borrowings - The estimated value of fixed interest bearing deposits is based on discounted cash flows using prevailing money-market interest rates for debts with similar credit risk and remaining maturity and represents Level 2 inputs.

(iii)	Cross currency interest rate swaps (“CCIRS”) - The fair values of the CCIRS are based on quoted market prices and represent Level 2 inputs.
(iv)	Commodity and foreign exchange derivatives - The fair value of these derivatives are based on quoted market prices and represent Level 2 inputs.

Derivative financial instruments

	Assets		Liabilities
		Contractual		Contractual
		or notional		or notional
	Fair values	amounts	Fair values	amounts
	$'m	$'m	$'m	$'m
Fair value derivatives
Metal forward contracts	29	233	6	113
Cross currency interest rate swaps	10	233	115	1,300
Forward foreign exchange contracts	5	356	9	326
NYMEX gas swaps	1	12	—	10
At December 31, 2020	45	834	130	1,749

	Assets		Liabilities
		Contractual		Contractual
		or notional		or notional
	Fair values	amounts	Fair values	amounts
	$'m	$'m	$'m	$'m
Fair value derivatives
Metal forward contracts	4	100	10	252
Cross currency interest rate swaps	3	600	35	913
Forward foreign exchange contracts	—	31	13	351
NYMEX gas swaps	—	3	3	24
At December 31, 2019	7	734	61	1,540

Derivative instruments with a fair value of $9 million (2019:  $4 million) are classified as non-current assets and $36 million (2019:  $3 million) as current assets in the consolidated statement of financial position at December 31, 2020. Derivative instruments with a fair value of $26 million (2019:  $44 million) are classified as non-current liabilities and $104 million (2019:  $17 million) as current liabilities in the consolidated statement of financial position at December 31, 2020.

With the exception of interest on the CCIRS, all cash payments in relation to derivative instruments are paid or received when they mature. Bi‑annual and quarterly interest cash payments and receipts are made and received in relation to the CCIRS.

The Group mitigates the counterparty risk for derivatives by contracting with major financial institutions which have high credit ratings.

Cross currency interest rate swaps

2020

The Group hedges certain of its external borrowings and interest payable thereon using CCIRS, with a net liability at December 31, 2020 of $105 million (December 31, 2019:  $32 million net liability).

2019

The Group hedges certain of its external borrowings and interest payable thereon using CCIRS, with a net liability at December 31, 2019 of $32 million (December 31, 2018: $113 million net liability).

On February 15, 2019 the Group’s $200 million U.S dollar to euro CCIRS matured. The fair value of these swaps at maturity was $14 million and the cash settlement of these swaps was $14 million. The Group entered into new $200 million U.S dollar to euro CCIRS on March 1, 2019.

On August 12, 2019, the Group terminated a number of CCIRS. The total fair value of these swaps at termination was $17 million and the cash receipt on these swaps was $23 million. The Group entered into a new $500 million U.S dollar to euro CCIRS on August 12, 2019.

Net investment hedge in foreign operations

The Group has certain investments in foreign operations, whose net assets are exposed to foreign currency translation risk. Currency exposure arising from the net assets of the Group’s foreign operations is managed primarily through borrowings denominated in the relevant foreign currencies.

Hedges of net investments in foreign operations are accounted for whereby any gain or loss on the hedging instruments relating to the effective portion of the hedge is recognized in other comprehensive income. The gain or loss relating to an ineffective portion is recognized immediately in the consolidated income statement within finance income or expense respectively. Gains and losses accumulated in other comprehensive income are recycled to the consolidated income statement when the foreign operation is disposed of. The amount that has been recognized in the consolidated income statement due to ineffectiveness is $1 million (2019:  $1 million; 2018:  $nil).

Metal forward contracts

The Group hedges a substantial portion of its anticipated metal purchases. Excluding conversion and freight costs, the physical metal deliveries are priced based on the applicable indices agreed with the suppliers for the relevant month.

Fair values have been based on quoted market prices and are valued using Level 2 valuation inputs. The fair value of these contracts when initiated is $nil; no premium is paid or received.

Forward foreign exchange contracts

The Group operates in a number of currencies and, accordingly, hedges a portion of its currency transaction risk. The fair values are based on Level 2 valuation techniques and observable inputs including the contract prices. The fair value of these contracts when initiated is $nil; no premium is paid or received.

NYMEX gas swaps

The Group hedges a portion of its Glass Packaging North America anticipated energy purchases on the New York Mercantile Exchange (“NYMEX”).

Fair values have been based on NYMEX‑quoted market prices and Level 2 valuation inputs have been applied. The fair value of these contracts when initiated is $nil; no premium is paid or received.